EMPLOYEE BENEFIT PLANS (Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			$ 271.2	$ 218.4	$ 218.4	$ 185.2
Service cost	$ 15.1	$ 10.9	28.9	21.8	43.6	47.4	$ 40.6
Interest cost	1.7	2.1	3.5	4.2	8.3	5.8	4.3
Benefit payments					(9.0)	(7.2)
Actuarial loss (gain)					9.9	(12.8)
Projected benefit obligation at end of year					271.2	218.4	185.2
Change in plan assets:
Fair value of plan assets at beginning of year			197.4	143.4	143.4	121.7
Actual return on plan assets					29.0	(6.2)
Benefits paid					(9.0)	(7.2)
Employer contributions					34.0	35.1
Fair value of plan assets at end of year					197.4	143.4	121.7
Reconciliation of funded status:
Fair value of plan assets at end of year			197.4	143.4	197.4	143.4	121.7	$ 197.4	$ 143.4
Less benefit obligations at end of year			271.2	218.4	271.2	218.4	185.2	271.2	218.4
Funded status at end of year								(73.8)	(75.0)
Post Retirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			17.5	19.3	19.3	21.6
Service cost	0.2	0.3	0.5	0.5	1.0	1.1	1.2
Interest cost	$ 0.1	$ 0.1	0.2	0.3	0.7	0.7	0.8
Benefit payments					(1.3)	(0.7)
Actuarial loss (gain)					(2.2)	(3.4)
Projected benefit obligation at end of year					17.5	19.3	21.6
Change in plan assets:
Fair value of plan assets at beginning of year			0.0	0.0	0.0	0.0
Actual return on plan assets					0.0	0.0
Benefits paid					(1.3)	(0.7)
Employer contributions					1.3	0.7
Fair value of plan assets at end of year					0.0	0.0	0.0
Reconciliation of funded status:
Fair value of plan assets at end of year			0.0	0.0	0.0	0.0	0.0	0.0	0.0
Less benefit obligations at end of year			$ 17.5	$ 19.3	$ 17.5	$ 19.3	$ 21.6	17.5	19.3
Funded status at end of year								$ (17.5)	$ (19.3)